As Filed with the Securities and Exchange Commission on April 3, 2006
REGISTRATION NO. 333-83516
811-05846

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST EFFECTIVE AMENDMENT NO. 14

AND

AMENDMENT NO. 69

TO

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(Exact Name of Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(Name of Depositor)

ONE SUN LIFE EXECUTIVE PARK

WELLESLEY HILLS, MASSACHUSETTS 02481

(Address of Depositor's Principal Executive Offices)

DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030

SANDRA M. DADALT, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

112 WORCESTER STREET, SC 4290

WELLESLEY HILLS, MASSACHUSETTS 02481

(Name and Address of Agent for Service)

COPIES OF COMMUNICATIONS TO:

THOMAS C. LAUERMAN, ESQ.

JORDEN BURT LLP

1025 THOMAS JEFFERSON STREET, N.W.

SUITE 400 EAST

WASHINGTON, D.C. 20007-0805

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It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485

/X/ on April 7, 2006 pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ / on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

Pursuant to Rule 485 (b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 14 is to delay the effective date of the Post-Effective Amendment No. 13, which was filed on or about February 3, 2006. The Parts A, B and C of Post-Effective Amendment No. 13 are hereby incorporated by reference and this amendment does not delete or supersede any other prospectus or information that is part of the registration statement.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 3rd day of April, 2006.
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By: /s/ ROBERT C. SALIPANTE*
Robert C. Salipante
President and Director
*By:	/s/ SANDRA M. DADALT
Sandra M. DaDalt
Assistant Vice President & Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.
SIGNATURE	TITLE	DATE

/s/ ROBERT C. SALIPANTE*	President and Director	April 3, 2006
Robert C. Salipante	(Principal Executive Officer)

/s/ GARY CORSI*	Vice President, Chief Financial Officer	April 3, 2006
Gary Corsi	and Treasurer, & Director
(Principal Financial and Accounting Officer)

*By: /s/ SANDRA M. DADALT	Attorney-in-Fact for:	April 3, 2006
Sandra M. DaDalt	C. James Prieur, Chairman and Director
Donald A. Stewart, Director
Thomas A. Bogart, Director
Paul W. Derksen, Director
Scott M. Davis, Director
Mary M. Fay, Director

*Sandra M. DaDalt has signed this document on the indicated date on behalf of the above Directors for the Depositor pursuant to powers or attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of Board of Directors is incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on or about February 5, 2004. Powers of attorney are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 3, 2006.